Prospectus Supplement dated Jan. 12, 2005*



Product Name                                                     Form #
American Express(R) Variable Universal Life III                  S-6189 H (4/04)


The following rider information has been added to the "Policy Benefits and Risks" section under "Optional Insurance Benefits" on page 3 of the prospectus:

-------------------- ---------------------- -----------------------------------
  POLICY BENEFIT         WHAT IT MEANS                 HOW IT WORKS
-------------------- ---------------------- -----------------------------------
Optional Insurance   You may add optional   o     Waiver of Premium Rider
Benefits             benefits to your             (WP): If the insured
                     policy, at an                becomes totally disabled
                     additional cost, in          before attained insurance
                     the form of riders           age 60, prior to attained
                     (if you meet certain         insurance age 65 we will
                     requirements). The           add the monthly-specified
                     amounts of these             premium shown in the policy
                     benefits do not vary         to the policy value, or
                     with investment              waive the monthly deduction
                     experience of the            if higher. On and after
                     variable account.            attained insurance age 65
                     Certain restrictions         the monthly deduction will
                     apply and are                be waived. If total
                     clearly described in         disability begins on or
                     the applicable rider.        after attained insurance
                                                  age 60 but before attained
                                                  insurance age 65, the addition
                                                  of the monthly-specified
                                                  premium or the waiver of the
                                                  monthly deduction will be for
                                                  a limited period of time. WP
                                                  also includes a waiver for
                                                  involuntary unemployment
                                                  benefit where monthly
                                                  deductions may be waived up to
                                                  12 months.
-------------------- ---------------------- -----------------------------------

The following new rider information has been added after the "Other Insured Rider (OIR)" information under the section "Charges Other Than Fund Operating Expenses" on page 9 of the prospectus:

-------------------- ---------------------- -----------------------------------
      CHARGE            WHEN CHARGE IS               AMOUNT DEDUCTED
                           DEDUCTED
-------------------- ---------------------- -----------------------------------
Waiver of Premium    Monthly.               Monthly rate multiplied by the
Rider (WP)**                                greater of the monthly-specified
                                            premium selected for the rider or
                                            the monthly deduction for the policy
                                            and any other riders attached to the
                                            policy.

                                            Minimum: $.03206 - Male,
                                            Nonsmoker, Age 20

                                            Maximum: $.40219 - Female,
                                            Smoker, Age 59

                                            Representative Insured: $.04649 -
                                            Male, Preferred Nonsmoker, Age 40
-------------------- ---------------------- -----------------------------------

** This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge you will pay. For more information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

S-6189-3 A (1/05)

*VALID UNTIL MAY 1, 2005.